Significant Accounting Policies - Allowances for Doubtful Accounts (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Net Current [Abstract]
Balance, at begining of period	$ 7,278	$ 5,851	$ 2,622
Recoveries	(1,302)	(662)	(599)
Additions	2,671	2,089	3,828
Balance, at end of period	$ 8,647	$ 7,278	$ 5,851